BlackRock Asset Investors
(In Liquidation)
--------------------------------------------------------------------------------
Annual Report
December 31, 1998

BlackRock Asset Investors (In Liquidation)
Consolidated Schedule of Investments
December 31, 1998
--------------------------------------------------------------------------------

                       Name of Issuer
                     and Title of Issue                                         Par ($000)                     Value
                     ------------------                                         ----------                     -----
Residential and Commercial Mortgage Pass-Through
Certificates - 12.4%
     BCF L.L.C. Series 1996 - C2 Class C - Interest Only                            5,734                    $      1,792
     BCF L.L.C. Series 1996 - C2 Class D - Interest Only                            6,691                           5,227
     BCF L.L.C. Series 1996 - C2 Class E                                            9,079                       9,050,906
     BCF L.L.C. Series 1996 - C2 Class F                                            2,390                       2,278,533
     BCF L.L.C. Series 1996 - C2 Class G                                            6,690                       2,876,822
     BCF L.L.C. Series 1997 - R2 Class B4                                             991                         637,535
     BCF L.L.C. Series 1997 - R2 Class B5                                             977                         411,591
     BCF L.L.C. Series 1997 - R2 Class B6                                           1,546                         272,339
     BCF L.L.C. Series 1997 - C1 Class X1 - Interest Only                          17,021                          42,551
     BCF L.L.C. Series 1997 - C1 Class X2 - Interest Only                          12,882                          18,115
     BCF L.L.C. Series 1997 - C1 Class E - Interest Only                            5,012                           7,048
     BCF L.L.C. Series 1997 - C1 Class F                                            1,566                       1,158,622
     BCF L.L.C. Series 1997 - C1 Class G                                            5,952                       2,667,355
     BCF L.L.C. Series 1998 - R3 Class B4                                           1,238                         856,449
     BCF L.L.C. Series 1998 - R3 Class B5                                             963                         489,666
     BCF L.L.C. Series 1998 - R3 Class B6                                           2,742                         694,610
                                                                                                             ------------
Total Residential and Commercial Mortgage Pass-Through Certificates
(cost $19,626,694)                                                                                             21,469,161
                                                                                                             ------------

L.L.C. Investments - 6.1%
     BCC Investors, L.L.C.  (cost $10,561,380)                                                                 10,561,380
                                                                                                             ------------

Partnership Investments - 81.7%
     BlackRock Capital Finance (cost $138,911,672)                                                            141,429,006
                                                                                                             ------------

Total Long Term Investments - (cost $169,099,746)                                                             173,459,547
                                                                                                             ------------

Short Term Investment - 1.2%
Repurchase agreement dated 12/31/98
     with State Street Bank and Trust, Co. 4.50% due 01/04/99
     collateralized by $2,145,000 United States Treasury
     Note 4.00% due 10/31/00 (market value $2,134,275)
     (repurchase proceeds $2,092,046) (cost $2,091,000)                             2,091                       2,091,000
                                                                                                             ------------

Total Investments - (cost $171,190,746) - 101.4%                                                              175,550,547
Liabilities in Excess of Other Assets  - (0.8)%                                                                (1,492,794)
Liquidation Value of Preferred Stock - (0.6)%                                                                  (1,020,000)
                                                                                                             ------------
Net Assets Applicable to Common Shareholders - 100%                                                          $173,037,753
                                                                                                             ============


--------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements.

BlackRock Asset Investors (In Liquidation)
Consolidated Statement of Assets and Liabilities
December 31, 1998
--------------------------------------------------------------------------------

Assets

Investments, at estimated fair value (cost $171,190,746)                        $ 175,550,547
Cash, including cash held in foreign banks of $564,495                                564,967
Interest receivable                                                                   436,549
Unrealized appreciation on forward currency contracts (Note 1)                         12,187
                                                                                -------------
     Total assets                                                                 176,564,250
                                                                                -------------

Liabilities

Payable due to affiliates                                                           1,564,351
Investment advisory fee payable (Note 2)                                              282,310
Notes payable                                                                         192,500
Interest payable on preferred stock                                                    81,192
Administration fee payable                                                              9,915
Other accrued expenses                                                                376,229
                                                                                -------------
     Total liabilities                                                              2,506,497
                                                                                -------------

Net Investment Assets                                                           $ 174,057,753
                                                                                =============

Net assets were comprised of:
     Common shares of beneficial interest, at par (Note 5)                              7,220
     Paid in capital in excess of par                                             186,693,033
     Preferred stock, at par (Note 5)                                               1,020,000
                                                                                -------------
                                                                                  187,720,253

     Accumulated net realized loss on investments, forward currency contracts
       and foreign currency and distributions in excess of net realized gains     (18,031,786)
     Net unrealized appreciation on investments, forward currency
       contracts and foreign currency                                               4,369,286
                                                                                -------------
     Total Net Investment Assets                                                $ 174,057,753
                                                                                =============
Net assets applicable to common shareholders                                    $ 173,037,753
                                                                                =============
Net asset value per common share ($173,037,753 divided by 729,898
     common shares issued and outstanding)                                      $      237.07
                                                                                =============
Total common shares outstanding at end of year                                     729,898.17
                                                                                =============


--------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.

BlackRock Asset Investors (In Liquidation)
Consolidated Statement of Operations
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

Net Investment Income

Income
     Net investment income earned from BCF                         $ 10,953,868
     Interest (net of interest expense of $14,705)                    4,380,446
     Other income (Note 3)                                              525,506
                                                                   ------------
     Total income                                                    15,859,820
                                                                   ------------

Expenses
     Investment advisory                                                670,787
     Professional services                                              181,000
     Directors                                                          100,000
     Deferred organization expenses                                      84,143
     Administration                                                      21,000
     Accounting                                                          16,000
     Miscellaneous                                                       67,867
                                                                   ------------
     Total operating expenses                                         1,140,797
                                                                   ------------
     Net investment income                                           14,719,023
                                                                   ------------

Realized and Unrealized Gain (Loss) on Investments,
     Forward Currency Contracts, Foreign Currency
     Transactions and Interest Rate Caps (Note 3)

Net realized loss on:
      Foreign currency and forward currency contracts                  (241,567)
      BCF investments                                                (4,110,482)
                                                                   ------------
      Net realized loss                                              (4,352,049)
                                                                   ------------

Net change in unrealized appreciation (depreciation) on:
      Foreign currency and forward currency contracts                  (200,456)
      BCF investments                                                 2,008,815
      Other investments                                                 409,310
      Interest rate caps                                                410,287
                                                                   ------------
      Net change in unrealized appreciation                           2,627,956
                                                                   ------------

      Net realized and unrealized loss                               (1,724,093)
                                                                   ------------

Net Increase In Net Investment Assets
     Resulting from Operations                                     $ 12,994,930
                                                                   ============


--------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements.

BlackRock Asset Investors (In Liquidation)
Consolidated Statement of Cash Flows
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

Increase (Decrease) in Cash

Cash flows provided by operating activities:
          Net investment income                                       $  4,539,158
          BCF net income                                                10,953,868
          Expenses paid                                                    857,223
          Recievable from affiliates                                    (1,008,712)
          Net loss from forward currency contracts and transactions       (241,567)
                                                                      ------------

          Net cash flows provided by operating activities               15,099,970
                                                                      ------------

Cash flows provided by investing activities:
          Net sale of investments                                       70,487,873
          Purchase of repurchase agreements, net                        (2,091,000)
                                                                      ------------

          Net cash flows provided by investing activities               68,396,873
                                                                      ------------

Cash flows used for financing activities:
          Payment of distributions                                     (83,000,000)
                                                                      ------------

Net increase in cash                                                       496,843

Cash, beginning of year                                                     68,124
                                                                      ------------

Cash, end of year                                                     $    564,967
                                                                      ============

Reconciliation of Net Increase in Net
         Assets Resulting from Operations
         to Net Cash Flows Provided By
         Operating Activities

Net increase in net assets resulting from operations                  $ 12,994,930
                                                                      ------------

Increase in unrealized appreciation                                     (2,627,956)
Net realized loss on BCF investments                                     4,110,482
Increase in accrued expenses and other liabilities                       1,926,098
Increase in due from affiliates                                         (1,008,712)
Increase in interest receivable                                           (381,498)
Decrease in other assets                                                    86,626
                                                                      ------------

          Total adjustments                                              2,105,040
                                                                      ------------

Net cash flows provided by operating activities                       $ 15,099,970
                                                                      ============


--------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements.

BlackRock Asset Investors (In Liquidation)
Consolidated Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                     For the Year Ended               For the Year Ended
                                                                      December 31, 1998                December 31, 1997
                                                                   -----------------------          -----------------------
Increase (Decrease) in Net Assets

Operations:

     Net investment income                                                 $ 14,719,023                    $ 155,336,523

     Net realized loss                                                       (4,352,049)                      (8,441,205)

     Net change in unrealized appreciation                                    2,627,956                        3,068,906
                                                                          -------------                    -------------

     Net increase in net assets resulting
        from operations                                                      12,994,930                      149,964,224
                                                                          -------------                    -------------


Dividends and distributions:

To common shareholders from:
     Net investment income                                                  (14,637,831)                    (156,186,380)
     Return of capital                                                      (68,362,169)                    (292,813,620)

To preferred shareholders from:
     Net investment income                                                      (81,192)                         (76,254)
                                                                          -------------                    -------------

Total dividends and distributions to
      common and preferred shareholders                                     (83,081,192)                    (449,076,254)
                                                                          -------------                    -------------

Fund share transactions:

     Proceeds from common shares issued                                               -                      183,000,000
                                                                          -------------                    -------------


     Net decrease                                                           (70,086,262)                    (116,112,030)

Net Investment Assets

Beginning of year                                                           244,144,015                      360,256,045
                                                                          -------------                    -------------

End of year                                                               $ 174,057,753                    $ 244,144,015
                                                                          =============                    =============



--------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements.

BlackRock Asset Investors (In Liquidation)
Consolidated Statements of Financial Highlights
--------------------------------------------------------------------------------

                                                                                                               March 29, 1995*
                                                 For the Year Ended For the Year Ended  For the Year Ended         through
                                                  December 31, 1998  December 31, 1997   December 31, 1996    December 31, 1995
                                                  -----------------  -----------------   -----------------    -----------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value per common share,
     Beginning of period                             $    333.09         $    741.42         $    765.99         $  1,000.00
                                                     -----------         -----------         -----------         -----------
     Net investment income (loss) (a)                      20.16              224.83              262.06             (150.13)**
     Net realized and unrealized gain (loss) (a)           (2.36)             (17.90)              14.05              (83.88)**
                                                     -----------         -----------         -----------         -----------
Net increase (decrease) from investment operations         17.80              206.93              276.11             (234.01)
                                                     -----------         -----------         -----------         -----------

Less dividends & distributions:
     To common shareholders from:
     Net investment income                                (20.05)            (213.98)            (168.12)                 --
     Net realized gains                                       --                  --               (5.92)                 --
     In excess of net realized gain                           --                  --              (13.96)                 --
     Return of capital                                    (93.66)            (401.18)            (112.68)                 --
     To preferred shareholders from net
       investment income                                   (0.11)              (0.10)                 --                  --
                                                     -----------         -----------         -----------         -----------
                                                         (113.82)            (615.26)            (300.68)                 --
                                                     -----------         -----------         -----------         -----------
Net asset value per common share, end of period      $    237.07         $    333.09         $    741.42         $    765.99
                                                     ===========         ===========         ===========         ===========

TOTAL INVESTMENT RETURN                                     5.34%              27.91%              50.00%             (23.40)%

RATIOS TO AVERAGE NET ASSETS
     OF COMMON SHAREHOLDERS:
Operating expenses (c)                                      0.51%               0.54%               1.15%              10.78%(b)**
Net investment income (loss) (c)                            6.64%              31.04%              33.17%             (13.15)%(b)**

SUPPLEMENTAL DATA:
Average net assets of
          common shareholders (in thousands)         $   221,827         $   500,489         $   206,466         $    47,282
Portfolio turnover                                            --                  71%                 --                  27%
Net assets of common shareholders,
          end of period (in thousands)               $   173,038         $   243,124         $   359,236         $   100,991
Asset coverage per share of preferred stock,
          end of period (in thousands)               $        85         $       119         $       176                  --

--------------------------------------------------------------------------------
*  Commencement of investment operations.
** Restated to conform to 1996 presentation.
(a)  Calculated based on average shares.
(b)  Annualized.
(c) The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.20% and 2.63%, respectively, for the year ended December 31, 1998. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.48% and 27.73%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.90% and 12.22%, respectively, for the year ended
     December 31, 1996. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 on an annualized basis is 0.90% and (1.11)%, respectively, for the year ended December 31, 1995.

     Contained above is the audited operating performance based on an average common share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Consolidated Financial Statements.

BlackRock Asset Investors (In Liquidation)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Note 1. Organization and Accounting Policies

Background: BlackRock Asset Investors ("BAI" or the "Trust") is a non-diversified closed-end investment company organized as a Delaware business trust registered under the Investment Company Act of 1940. The Declaration of Trust permits the Trustees to create a limited number of series (or "Funds"), each of which issues a separate class of shares. The Trustees have established BlackRock Fund Investors I, BlackRock Fund Investors II, and BlackRock Fund Investors III. The Trust will seek to achieve high total returns primarily from its investments in subordinated commercial mortgage-backed securities and other investment securities and from its investment in its wholly-owned affiliate, BlackRock Capital Finance L.P. ("BCF"), and other mortgage affiliates, which will engage primarily in the business of pooling and repackaging performing commercial mortgage loans as commercial mortgage-backed securities for distribution to the Trust and its strategic coinvestors (Note 3) and for sale in capital markets. In addition, BCF will work out distressed commercial and residential mortgage loans. BCF is a Delaware limited partnership, with BAI as the 99% General Partner, and Asset Investors Inc. ("AII") as the 1% Limited Partner as of December 31, 1996. On January 1, 1997 BAI purchased 80% of AII's BCF ownership. As of December 31, 1998 BAI owns a 99.8% general partnership interest in BCF and AII owns a 0.2% limited partnership interest in BCF. BAI consolidates AII under generally accepted accounting principals as it owns 100% of AII outstanding shares.

      The Trust and BCF invest in debt securities and the ability of issuers of such debt securities held by the Trust and BCF to meet their obligations may be affected by economic developments in a specific industry or region. No assurance can be given that the Trust's investment objective will be achieved.

      The following is a summary of significant accounting policies followed by the Trust.

Plan of Liquidation: On September 18, 1997 the Board of Trustees of BAI ("Trustees") approved a plan of liquidation ("Plan") and a technical amendment to the terms of BAI's Preferred Shares to facilitate the Plan which was adopted by the Shareholders on October 6, 1997 (Adoption Date). The Plan term runs two years from the Adoption Date. The Plan requires the Trustees to oversee the complete and orderly liquidation of BAI and wind-up the Trust. Any remaining assets and liabilities may be deposited in a voting trust at any time before the end of the Plan term. The liquidation of BAI in accordance with the Plan, will result in distributions paid subsequent to the adoption date being characterized for tax purposes first as a return of capital until a shareholder's basis is reduced to zero, and then as capital gain. The character of distributions paid prior to the adoption date are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Investment Valuation: In valuing the Trust's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. The Trust values mortgage-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities.

      The Trust's investment in BCF is valued based on the equity of such entity which entity reports on a fair value basis (see Note 3). BCF generally invests in mortgage loans acquired as distressed or nonperforming which are valued at current cost from the date of acquisition to the date on which a significant event occurs, such as revaluation of the collateral, resolution of legal impediments, bankruptcy of the borrower or restructuring of the loan. When a significant event affecting valuation occurs, the mortgage loan is revalued on the basis of such event and, if possible, is thereafter, valued on an analytical basis rather than at cost basis.

      Any securities or other assets, held by the Trust, for which current market quotations are not readily available are valued at fair value as determined in good faith under the Valuation Policy and Guidelines established by and under the general supervision and responsibility of the Trust's Valuation Committee.

      Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.

      In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Forward Currency Contracts: The Trust enters into forward currency contracts primarily to hedge foreign currency risk. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks may arise as a result of the potential inability of the counterparts to meet the terms of their contract.

      Forward currency contracts, when used by the Trust, help to manage the overall exposure to the foreign currency backing many of the investments held by the Trust. Forward currency contracts are not meant to be used to eliminate all of the exposure to foreign currency, rather they allow the Trust to limit its exposure to foreign currency.

      Details of open forward currency sell contracts at December 31, 1998 are as follows:

                                   Value at
Settlement        Contract         Settlement      Value at       Unrealized
   Date         to sell (000)        Date          12/31/98      Appreciation
----------      -------------      ----------      --------      ------------
 02/18/99        FRF 25,800        $4,637,785     $4,625,598       $12,187
                                   ==========     ==========       =======

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

            (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

            (II) purchases and sales of Investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions

      The Trust isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

      The Trust reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Interest Rate Caps: The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Interest rate caps are intended to manage the Trust's exposure to changes in short term interest rates. The effect on income involves protection from rising short interest rates, which the Trust experiences primarily in the form of leverage. The Trust is exposed to credit loss in the event of non-performance by the counterparty.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust amortizes premium or accretes discount on securities purchased using the interest method. Net investment income and loss and net realized gain and loss realized by BCF are recorded on a flow through basis by the Trust.

Taxes: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required for the Trust.

Investment Advisory, Administration and Other Expenses: Investment advisory, administration and other expenses are recorded on the accrual basis. Performance fees, if any, are determined and recorded annually.

Deferred Organization Expenses: A total of $187,500 was incurred in connection with the organization of the Trust. The amortization of these costs was accelerated in 1998, bringing the balance to zero.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Agreements

      The Trust has an Investment Advisory Agreement with BlackRock Financial Management, Inc. (the "Advisor") which provides that during the Commitment Period the Trust will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .75% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor is reduced to .50% of the weighted average capital invested during the relevant period on an annualized basis. In addition to its management fee, the Trust will pay to the Advisor as of the first anniversary of the commencement of the Trust's operations, as of each December 31 thereafter and as of the Trust's termination date a performance fee payable only if certain criteria, as described in the Trust's Investment Advisory Agreement, are met.

      On December 6, 1996, the Board of Directors approved an amendment (approved retroactive to January 1, 1996) to the Investment Advisory Agreement which provided that during the Commitment Period the Trust and BCF each will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .375% of the aggregate Capital Commitments on an annualized basis and that subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor, each by the Trust and BCF, is reduced to .25% of the weighted average capital invested during the relevant period on an annualized basis and the performance fee will be allocated between BCF and the Trust as determined by the Trust. For the year ended December 31, 1998, the Trust allocated 100% of the performance fee of $947,530 to BCF.

      The Trust has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street") which provides that State Street will receive an annual fee equal to .06% of the Trust's average net asset value up to $225 million, .04% of the next $225 million and .02% thereafter, subject to certain minimum requirements.

      Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust, who are affiliated persons of the Advisor. State Street pays occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

      Certain trustees of the Trust and the Funds, who are not interested parties, are paid a fee, which is split ratably between BAI and the Funds, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

Note 3. Investments

      There were no purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended December 31, 1998. The federal income tax basis of the investments at December 31, 1998 was substantially the same as the basis for financial reporting.

      The Trust may invest without limit in securities which are not readily marketable, including those which are restricted as to disposition under securities law. At December 31, 1998 the Trust's direct and indirect investment in BCF is illiquid.

      BCF's summary financial information as of December 31, 1998 and for the year then ended is as follows:

            ASSETS:
            Performing and distressed real estate
              and related assets                                  $ 104,144,144
            Cash, deposits and other real estate
              related assets                                         51,658,619
            Other assets                                              2,535,920
                                                                  -------------
              Total assets                                          158,338,683

            LIABILITIES:
            Accounts payable and accrued expenses                    16,909,677
            PARTNERS' CAPITAL                                     $ 141,429,006
                                                                  =============

            REVENUE:
            Investment income                                     $  18,195,068
            EXPENSES:
            Expenses                                                  7,241,200

            NET INVESTMENT INCOME                                    10,953,868

            NET REALIZED LOSS                                        (4,110,482)
            NET CHANGE IN UNREALIZED APPRECIATION                     2,008,815
            NET INCREASE IN NET ASSETS
              FROM OPERATIONS                                     $   8,852,201
                                                                  =============

      On November 5, 1996, the Trust purchased warrants of Annington Homes Ltd.
(AHL). Each warrant is convertible into one share of AHL's common stock. On December 29, 1997 the Trust received approximately $34,778,642 on the warrants and recorded income of approximately $32 million. The payment increased the subscription price on the warrants from a nominal amount to approximately $6,350 per warrant. At December 31, 1998, the Trust's Valuation Committee, in accordance with the Trust's Valuation Policy and Guidelines regarding investments for which market quotations are not readily available, have valued the Warrants at $0.

Note 4. Notes

      The Trust has issued notes in the aggregate principal amount of $192,500 to the Funds. The Notes pay interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Trust

Note 5. Capital

      There are 200 million shares of $.01 par value common stock authorized. The Trust may classify or reclassify any unissued shares of common stock into one or more series of preferred stock. On December 26, 1996 the Trust reclassified and issued 2,040 shares of preferred stock. The preferred stock has a liquidation value of $500 per share plus any accumulated but unpaid dividends. Dividends are cumulative and are paid annually at a rate which is equal to the treasury bill rate as of the preceding December 1 plus 3.5%.

      The Trust may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution, or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

      The Preferred Stock is redeemable at the option of the Trust, in whole or in part, at any time, for $500 per share plus any accumulated or unpaid dividends whether or not declared.

      The holders of Preferred Stock have voting rights equal to the holder of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Trust's directors. In addition, the Investment Company Act of 1940 requires that, along with approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's sub-classification as a closed-end investment company or changes in its fundamental investment restrictions.

BlackRock Asset Investors (In Liquidation)
Additional Tax Information
--------------------------------------------------------------------------------

      We wish to advise you as to the federal tax status of dividends and distributions paid by the Trust during its fiscal year ended December 31, 1998.

      During the fiscal year ended December 31, 1998, the Trust paid distributions to common shareholders of $113.71 per share, all of which constituted a liquidating distribution.

      For the purpose of preparing your 1998 annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099 DIV which was mailed to you in January of 1999.

BlackRock Asset Investors (In Liquidation)
Report of Independent Auditors

The Shareholders and Board of Trustees of
BlackRock Asset Investors:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of BlackRock Asset Investors (In Liquidation) ("Trust") as of December 31, 1998 and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for the years ended December 31, 1998 and 1997, and the consolidated statements of financial highlights for the years ended December 31, 1998, 1997, and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995. These consolidated financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of BlackRock Asset Investors as of December 31, 1998 and the results of their operations and their cash flows for the year then ended, the changes in their net assets for the years ended December 31, 1998 and 1997 and their financial highlights for the years ended December 31, 1998, 1997 and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995 in conformity with generally accepted accounting principles.

As explained in Note 1, the consolidated financial statements include investments valued at $175,550,547 (101.4% of net assets), whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


New York, New York
February 23, 1999

Trustees

Laurence D. Fink, Chairman
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Thomas Ruggels
Kendrick R. Wilson, III

Officers

Ralph L. Schlosstein, President
Wesley R. Edens, Chief Operating Officer
Robert I. Kauffman, Managing Director
Randal A. Nardone, Managing Director
Erik P. Nygaard, Managing Director
Henry Gabbay, Treasurer
Susan L. Wagner, Secretary
James Kong, Assistant Treasurer

Master Administrator

BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA 02171

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1431

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of BAI shares.

BlackRock Asset Investors
Two Heritage Drive
North Quincy, MA 02171

BlackRock Fund Investors I
(In Liquidation)
--------------------------------------------------------------------------------
Annual Report
December 31, 1998

BlackRock Fund Investors I (In Liquidation)
Statement of Assets and Liabilities
December 31, 1998

--------------------------------------------------------------------------------

Assets

Investment in BlackRock Asset Investors, at estimated
  fair value (cost $65,012,318) (Notes 1 and 3)                    $ 60,206,866
Repurchase agreement dated 12/31/98
  with State Street Bank and Trust, Co. 4.50% due 01/04/99,
  collateralized by $465,000 United States Treasury Note
  4.00% due 10/31/00 (market value $462,675)
  (repurchase proceeds $451,226) (cost $451,000)                        451,000
                                                                   ------------

  Total investments (cost $65,463,318)                               60,657,866
                                                                   ------------

Cash                                                                        971
Notes receivable (Note 4)                                                64,000
Interest receivable from BAI preferred shares                            21,191
Other assets                                                              3,506
                                                                   ------------

  Total assets                                                       60,747,534

Liabilities

Master administration fee payable (Note 2)                              196,367
Notes payable (Note 4)                                                   64,000
Other accrued expenses                                                  135,581
                                                                   ------------

  Total liabilities                                                     395,948
Net Assets                                                         $ 60,351,586
                                                                   ============

Net assets were comprised of:
  Shares of beneficial interest, at par (Note 5)                   $      2,783
  Paid-in capital in excess of par                                   65,154,255
                                                                   ------------
                                                                     65,157,038
  Net unrealized depreciation on investments                         (4,805,452)
  Total net assets                                                 $ 60,351,586
                                                                   ============

Net asset value per share                                          $     216.87
                                                                   ============

Total shares outstanding at end of year                              278,283.29
                                                                   ============


--------------------------------------------------------------------------------
See Notes to Financial Statements.

BlackRock Fund Investors I (In Liquidation)
Statement of Operations
For the Year Ended December 31, 1998

--------------------------------------------------------------------------------

Net Investment Income

Income
  Interest (net of interest expense of $4,889)                      $    45,739
  Dividend income                                                     5,070,574
                                                                    -----------

  Total income                                                        5,116,313

Expenses
  Master administration (Note 2)                                        433,620
  Directors                                                              99,430
  Deferred organization expenses                                         58,560
  Professional services                                                  30,980
  Transfer Agent                                                          5,750
  Miscellaneous                                                          15,750
                                                                    -----------

    Total expenses                                                      644,090

  Net investment income                                               4,472,223

Unrealized Loss on Investments (Note 3)

Net change in unrealized depreciation on investments                   (597,238)
                                                                    -----------

Net Increase In Net Assets
  Resulting from Operations                                         $ 3,874,985
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors I (In Liquidation)
Statement of Cash Flows
For the Year Ended December 31, 1998

--------------------------------------------------------------------------------

Increase (Decrease) in Cash

Cash flows provided by operating activities:
     Dividends and interest received                               $  5,117,458
     Expenses paid                                                     (847,685)
                                                                   ------------

     Net cash flows provided by operating activities                  4,269,773
                                                                   ------------

Cash flows used for financing activities:
     Distributions received                                          24,819,797
     Distributions to shareholders                                  (29,093,073)
                                                                   ------------
     Net cash flows used for financing activities                    (4,273,276)
                                                                   ------------

Net decrease in cash                                                     (3,503)

Cash beginning of year                                                    4,474
                                                                   ------------

Cash end of year                                                   $        971
                                                                   ============

Reconciliation of Net Increase in Net
     Assets Resulting from Operations
     to Net Cash Flows Provided by
     Operating Activities

Net increase in net assets resulting from operations               $  3,874,985
                                                                   ------------

Increase in unrealized depreciation                                     597,238
Decrease in deferred organization expenses and other assets              54,814
Decrease in other accrued expenses                                     (257,264)
                                                                   ------------

     Total adjustments                                                  394,788
                                                                   ------------
Net cash flows provided by operating activities                    $  4,269,773
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors I (In Liquidation)
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                        For the Year Ended     For the Year Ended
                                                         December 31, 1998      December 31, 1997
                                                        ------------------     ------------------
Increase (Decrease) in Net Assets

Operations:

  Net investment income                                     $  4,472,223          $  53,101,750
  Net change in unrealized depreciation
    on investments                                              (597,238)            (2,173,275)
                                                            ------------          -------------

  Net increase in net assets resulting
    from operations                                            3,874,985             50,928,475
                                                            ------------          -------------

Dividends and distributions to shareholders from:

  Net investment income                                       (4,472,223)           (52,038,821)
  Return of capital                                          (24,620,850)          (102,421,276)
                                                            ------------          -------------

  Total dividends and distributions to shareholders          (29,093,073)          (154,460,097)
                                                            ------------          -------------

Fund share transactions:

  Proceeds from shares issued                                         --             62,999,109
                                                            ------------          -------------

  Net increase in net assets resulting
    from fund share transactions                                      --             62,999,109
                                                            ------------          -------------

  Net decrease                                               (25,218,088)           (40,532,513)

Net Assets

Beginning of year                                             85,569,674            126,102,187
                                                            ------------          -------------

End of year                                                 $ 60,351,586          $  85,569,674
                                                            ============          =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors I (In Liquidation)
Statements of Financial Highlights

--------------------------------------------------------------------------------

                                                                                                                  March 29, 1995*
                                                For the Year Ended   For the Year Ended    For the Year Ended          through
                                                 December 31, 1998    December 31, 1997     December 31, 1996     December 31, 1995
                                                 -----------------    -----------------     -----------------     -----------------
PER SHARE OPERATING
  PERFORMANCE:

Net asset value, beginning of period                $    307.49          $    678.38           $    684.36           $  1,000.00
                                                    -----------          -----------           -----------           -----------
  Net investment income (loss) (a)                        16.07               201.41                207.34                (88.36)
  Net realized and unrealized gain
    (loss) (a)                                            (2.15)              (17.25)                30.04               (227.28)
                                                    -----------          -----------           -----------           -----------
  Net increase (decrease) from
    investment operations                                 13.92               184.16                237.38               (315.64)
                                                    -----------          -----------           -----------           -----------

  Less dividends and distributions:
  Net investment income                                  (16.07)             (187.00)              (131.31)                   --
  In excess of net investment income                         --                   --                 (7.16)                   --
  Net realized gain                                          --                   --                (17.09)                   --
  Return of capital                                      (88.47)             (368.05)               (87.80)                   --
                                                    -----------          -----------           -----------           -----------
                                                        (104.54)             (555.05)              (243.36)                   --
                                                    -----------          -----------           -----------           -----------
Net asset value, end of period                      $    216.87          $    307.49           $    678.38           $    684.36
                                                    ===========          ===========           ===========           ===========

TOTAL INVESTMENT RETURN                                    4.53%               27.15%                53.11%               (31.56)%

RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                               0.83%                0.65%                 1.55%                7.73%(b)
Net investment income (loss) (c)                           5.78%               30.14%                29.24%               (7.73)%(b)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                   $    77,424          $   176,208           $    71,295           $    15,573
Portfolio turnover                                           --                   --                    --                    --
Net assets, end of period
  (in thousands)                                    $    60,352          $    85,570           $   126,102           $    34,317

--------------------------------------------------------------------------------

*     Commencement of investment operations.
(a)   Calculated based on average shares.
(b)   Annualized.
(c) The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.33% and 2.29%, respectively, for the year ended December 31, 1998. The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.58% and 27.24%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 is 0.57% and 10.69%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment loss to total investor capital commitments of $194,950,055 on an annualized basis is 0.62% and (0.62)%, respectively, for the year ended December 31, 1995.

      Contained above is the audited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Financial Statements.

BlackRock Fund Investors I (In Liquidation)
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1. Organization and Accounting Policies

      BlackRock Fund Investors I ("Fund I") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund I invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund I. The value of Fund I's investment in BAI reflects Fund I's proportionate interest in the net assets of BAI. The performance of Fund I is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund I's financial statements.

      The Board of Trustees of Fund I ("Trustees") approved a plan of liquidation ("Plan") on September 18, 1997 which was adopted by the shareholders on October 3, 1997 ("Adoption Date"). The Plan term runs two years from the Adoption Date. The Plan requires the Trustees to oversee the complete and orderly liquidation of Fund I and wind-up the Trust. Any remaining assets and liabilities may be deposited in a voting trust at any time before the end of the Plan term. The liquidation of Fund I in accordance with the Plan, will result in distributions paid subsequent to the Adoption Date being characterized for tax purposes first as a return of capital until a shareholder's basis is reduced to zero, and then as capital gain. The character of distributions paid subsequent to the Adoption Date are determined in accordance with income tax regulations which may differ from Generally Accepted Accounting Principals

      The following is a summary of significant accounting policies followed by Fund I.

Securities Valuation: Fund I's interest in BAI common shares is valued by Fund I at its proportionate interest in the net asset value of BAI (approximately 35% at December 31, 1998). Fund I also holds 532.44 BAI preferred shares which are valued at cost ($266,220). Valuation of securities by BAI is discussed in Note 1 of BAI's Notes to Consolidated Financial Statements which are included elsewhere in this report.

      Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.

      In connection with transactions in repurchase agreements, the custodian for Fund I takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Fund I may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund I amortizes premium or accretes discount on securities purchased using the interest method. Dividends and distributions received from BAI are recorded based on the character of the dividend or distribution received.

Taxes: It is Fund I's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

Master Administration, Administration and Other Expenses: Master administration and other expenses are recorded on the accrual basis.

Deferred Organization Expenses: A total of $130,484 was incurred in connection with the organization of Fund I. The amortization of these costs was accelerated in 1998, bringing the balance to zero.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Agreements

      Fund I has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator ") which provides that during the Commitment Period the Trust will pay to the Master Administrator for its services (which are solely administrative in nature) a semi-annual fee, in arrears, in an amount equal to .50% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Master Administrator is .50% of the weighted average capital invested during the relevant period on an annualized basis.

      Fund I has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). For its services under the Administration Agreement, State Street receives no fees from Fund I.

      Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund I, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund I. Fund I bears all other costs and expenses.

      Certain trustees of BAI and Fund I, who are not interested parties, are paid a fee, which is split ratably between BAI, Fund I, BlackRock Fund Investors II and BlackRock Fund Investors III, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

Note 3. Portfolio Securities

      For the year ended December 31, 1998, there were no purchases or sales of investment securities, other than short-term investments. The federal income tax basis of the investments at December 31, 1998 was substantially the same as the basis for financial reporting.

Note 4. Notes

      Fund I holds a note with a principal amount of $64,000 from BAI. The note pays interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by Fund I and due on dissolution of BAI.

      Fund I has issued and sold notes in the aggregate principal amount of $64,000 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of Fund I.

BlackRock Fund Investors I (In Liquidation)
Additional Tax Information
--------------------------------------------------------------------------------

      We wish to advise you as to the federal tax status of distributions paid by Fund I during its fiscal year ended December 31, 1998.

      During the fiscal year ended December 31, 1998, the Trust paid distributions to common shareholders of $104.54 per share, all of which constituted a liquidating distribution.

      For the purposes of preparing your 1998 annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099 DIV which was mailed to you in January 1999.

BlackRock Fund Investors I (In Liquidation)
Report of Independent Auditors

The Shareholders and Board of Trustees of
BlackRock Fund Investors I:

We have audited the accompanying statement of assets and liabilities of BlackRock Fund Investors I (In Liquidation) as of December 31, 1998 and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997, and the statements of financial highlights for the years ended December 31, 1998, 1997 and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BlackRock Fund Investors I as of December 31, 1998, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for the years ended December 31, 1998 and 1997, and its financial highlights for the years ended December 31, 1998, 1997 and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995 in conformity with generally accepted accounting principles.

As explained in Note 1, the financial statements include investments valued at $60,206,866 (99.8% of net assets), whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


New York, New York
February 23, 1999

Trustees

Laurence D. Fink, Chairman
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Thomas Ruggels
Kendrick R. Wilson, I

Officers

Ralph L. Schlosstein, President
Wesley R. Edens, Chief Operating Officer
Robert I. Kauffman, Managing Director
Randal A. Nardone, Managing Director and Assistant Secretary
Erik P. Nygaard, Managing Director
Henry Gabbay, Treasurer
Susan L. Wagner, Secretary
James Kong, Assistant Treasurer

Master Administrator

BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA 02171

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1431

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BlackRock Fund Investors I
Two Heritage Drive
North Quincy, MA 02171

BlackRock Fund Investors II
(In Liquidation)
--------------------------------------------------------------------------------
Annual Report
December 31, 1998

BlackRock Fund Investors II (In Liquidation)
Statement of Assets and Liabilities
December 31, 1998

--------------------------------------------------------------------------------

Assets

Investment in BlackRock Asset Investors, at estimated
  fair value (cost $37,522,117) (Notes 1 and 3)                    $ 34,740,904

Cash                                                                    166,605
Notes receivable (Note 4)                                                21,000
Interest receivable from BAI preferred shares                            12,179
Other assets                                                              1,132
                                                                   ------------

    Total assets                                                     34,941,820
                                                                   ------------
Liabilities

Master administration fee payable (Note 2)                               56,683
Notes payable (Note 4)                                                   21,000
Other accrued expenses                                                  120,076
                                                                   ------------

    Total liabilities                                                   197,759
                                                                   ------------
Net Assets                                                         $ 34,744,061
                                                                   ============

Net assets were comprised of:
  Shares of beneficial interest, at par (Note 5)                   $      1,547
  Paid-in capital in excess of par                                   37,523,727
                                                                   ------------
                                                                     37,525,274
  Net unrealized depreciation on investments                         (2,781,213)
                                                                   ============
  Total net assets                                                 $ 34,744,061
                                                                   ============

Net asset value per share                                          $     224.61
                                                                   ============

Total shares outstanding at end of year                              154,683.67
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors II (In Liquidation)
Statement of Operations
For the Year Ended December 31, 1998

--------------------------------------------------------------------------------

Net Investment Income

Income
  Interest (net of interest expense of $1,629)                      $    19,244
  Dividend income                                                     2,925,903
                                                                    -----------

  Total income                                                        2,945,147

Expenses
  Master administration (Note 2)                                        124,400
  Directors                                                              99,430
  Professional services                                                  36,800
  Deferred organization expenses                                         33,670
  Transfer Agent                                                          5,160
  Custodian                                                               3,250
  Miscellaneous                                                          22,549
                                                                    -----------

    Total expenses                                                      325,259
                                                                    -----------
  Net investment income                                               2,619,888
                                                                    -----------
Unrealized Loss on Investments (Note 3)

Net change in unrealized depreciation on investments                   (344,630)
                                                                    -----------

Net Increase In Net Assets
  Resulting from Operations                                         $ 2,275,258
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors II (In Liquidation)
Statement of Cash Flows
For the Year Ended December 31, 1998

--------------------------------------------------------------------------------

Increase (Decrease) in Cash

Cash flows provided by operating activities:
  Dividends and interest received                                  $  2,945,250
  Expenses paid                                                        (316,696)
                                                                   ------------

  Net cash flows provided by operating activities                     2,628,554
                                                                   ------------

Cash flows used for financing activities:
  Distributions received                                             14,199,664
  Distributions to shareholders                                     (16,664,317)
                                                                   ------------
  Net cash flows used for financing activities                       (2,464,653)
                                                                   ------------

Net increase in cash                                                    163,901

Cash beginning of year                                                    2,704

Cash end of year                                                   $    166,605
                                                                   ============

Reconciliation of Net Increase in Net Assets
  Resulting from Operations to Net Cash
  Flows Provided by Operating Activities

Net increase in net assets resulting from operations               $  2,275,258
                                                                   ------------

Increase in unrealized depreciation                                     344,630
Decrease in deferred organization expenses and other assets              32,141
Decrease in other accrued expenses                                      (23,475)
                                                                   ------------

  Total adjustments                                                     353,296
                                                                   ------------
Net cash flows provided by operating activities                    $  2,628,554
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors II (In Liquidation)
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                         For the Year Ended     For the Year Ended
                                                          December 31, 1998      December 31, 1997
                                                         ------------------     ------------------
Increase (Decrease) in Net Assets

Operations:

  Net investment income                                      $  2,619,888          $ 30,845,730
  Net change in unrealized depreciation
    on investments                                               (344,630)           (1,258,150)
                                                             ------------          ------------

  Net increase in net assets resulting
    from operations                                             2,275,258            29,587,580
                                                             ------------          ------------

Dividends and distributions to shareholders from:

  Net investment income                                        (2,619,888)          (30,492,328)
  Return of capital                                           (14,044,429)          (58,877,661)
                                                             ------------          ------------

   Total dividends and distributions to shareholders          (16,664,317)          (89,369,989)
                                                             ------------          ------------

Fund share transactions:

  Proceeds from shares issued                                          --            36,541,941
                                                             ------------          ------------

  Net increase in net assets resulting
    from fund share transactions                                       --            36,541,941
                                                             ------------          ------------


  Net decrease                                                (14,389,059)          (23,240,468)

Net Assets

Beginning of year                                              49,133,120            72,373,588
                                                             ------------          ------------

End of year                                                  $ 34,744,061          $ 49,133,120
                                                             ============          ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors II (In Liquidation)
Statements of Financial Highlights

--------------------------------------------------------------------------------

                                                                                                                 March 29, 1995*
                                               For the Year Ended    For the Year Ended    For the Year Ended         through
                                                December 31, 1998    December 31, 1997     December 31, 1996     December 31, 1995
                                                -----------------    -----------------     -----------------     -----------------
PER SHARE OPERATING
  PERFORMANCE:

Net asset value, beginning of period                $    317.64         $    702.84           $    722.26           $  1,000.00
                                                    -----------         -----------           -----------           -----------
  Net investment income (loss) (a)                        16.94              210.60                221.06                (45.98)
  Net realized and unrealized gain (loss) (a)             (2.23)             (18.04)                34.03               (231.76)
                                                    -----------         -----------           -----------           -----------
  Net increase (decrease) from investment
    operations                                            14.71              192.56                255.09               (277.74)
                                                    -----------         -----------           -----------           -----------

  Less dividends and distributions:
  Net investment income                                  (16.94)            (197.13)              (150.60)                   --
  In excess of net investment income                         --                  --                 (4.65)                   --
  Net realized gain                                          --                  --                (18.89)                   --
  Return of capital                                      (90.80)            (380.63)              (100.37)                   --
                                                    -----------         -----------           -----------           -----------
                                                        (107.74)            (577.76)              (274.51)                   --
                                                    -----------         -----------           -----------           -----------
Net asset value, end of period                      $    224.61         $    317.64           $    702.84           $    722.26
                                                    ===========         ===========           ===========           ===========

TOTAL INVESTMENT RETURN                                    4.63%              27.40%                51.31%               (27.77)%

RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                               0.73%               0.40%                 0.95%                 4.70%(b)
Net investment income (loss) (c)                           5.87%              30.69%                29.76%                (4.70)%(b)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                   $    44,616         $   100,515           $    41,100           $     9,460
Portfolio turnover                                           --                  --                    --                    --
Net assets, end of period (in thousands)            $    34,744         $    49,133           $    72,374           $    19,869

--------------------------------------------------------------------------------

*     Commencement of investment operations.
(a)   Calculated based on average shares.

(b)   Annualized.

(c) The ratio of expenses and net investment income to total investor capital commitments of $112,078,123 on an annualized basis is 0.29% and 2.34%, respectively, for the year ended December 31, 1998. The ratio of expenses and net investment income to total investor capital commitments of $112,078,123 on an annualized basis is 0.36% and 27.52%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commitments of $112,078,123 on an annualized basis is 0.35% and 10.91%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment loss to total investor capital commitments of $112,078,123 on an annualized basis is 0.39% and (0.39)%, respectively, for the year ended December 31, 1995.

      Contained above is the audited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Financial Statements.

BlackRock Fund Investors II (In Liquidation)
Notes to Financial Statements

--------------------------------------------------------------------------------

Note 1. Organization and Accounting Policies

      BlackRock Fund Investors II ("Fund II") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund II invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund II. The value of Fund II's investment in BAI reflects Fund II's proportionate interest in the net assets of BAI. The performance of Fund II is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund II's financial statements.

      The Board of Trustees of Fund II ("Trustees") approved a plan of liquidation ("Plan") on September 18, 1997 which was adopted by the shareholders on October 3, 1997 ("Adoption Date"). The Plan term runs two years from the Adoption Date. The plan requires the Trustees to oversee the complete and orderly liquidation of Fund II and wind-up the Trust. Any remaining assets and liabilities may be deposited in a voting trust at any time before the end of the Plan term. The liquidation of Fund II in accordance with the Plan, will result in distributions paid subsequent to the Adoption Date being characterized for tax purposes first as a return of capital until a shareholder's basis is reduced to zero, and then as capital gain. The character of distributions paid subsequent to the Adoption Date are determined in accordance with income tax regulations which may differ from Generally Accepted Accounting Principals

      The following is a summary of significant accounting policies followed by Fund II.

Securities Valuation: Fund II's interest in BAI common shares is valued by Fund II at its proportionate interest in the net asset value of BAI (approximately 20% at December 31, 1998). Fund II also holds 306 BAI preferred shares which are valued at cost ($153,000). Valuation of securities by BAI is discussed in Note 1 of BAI's Notes to Consolidated Financial Statements which are included elsewhere in this report.

      Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.

      In connection with transactions in repurchase agreements, the custodian for Fund I takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Fund I may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund II amortizes premium or accretes discount on securities purchased using the interest method. Dividends and distributions received from BAI are recorded based on the character of the dividend or distribution received.

Taxes: It is Fund II's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

Master Administration, Administration and Other Expenses: Master administration and other expenses are recorded on the accrual basis.

Deferred Organization Expenses: A total of $75,016 was incurred in connection with the organization of Fund II. The amortization of these costs was accelerated in 1998, bringing the balance to zero.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Agreements

      Fund II has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator") which provides that during the Commitment Period the Trust will pay to the Master Administrator for its services (which are solely administrative in nature) a semi-annual fee, in arrears, in an amount equal to .25% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Master Administrator is .25% of the weighted average capital invested during the relevant period on an annualized basis.

      Fund II has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). For its services under the Administration Agreement, State Street receives no fees from Fund II.

      Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund II, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund
II. Fund II bears all other costs and expenses.

      Certain trustees of BAI and Fund II, who are not interested parties, are paid a fee, which is split ratably between BAI, Fund II, BlackRock Fund Investors I and BlackRock Fund Investors III, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

Note 3. Portfolio Securities

      For the year ended December 31, 1998, there were no purchases or sales of investment securities, other than short-term investments. The federal income tax basis of the investments at December 31, 1998 was substantially the same as the basis for financial reporting.

Note 4. Notes

      Fund II holds a note with a principal amount of $21,000 from BAI. The note pays interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by Fund II and due on dissolution of BAI.

      Fund II has issued and sold notes in the aggregate amount of $21,000 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Fund II.

BlackRock Fund Investors II (In Liquidation)
Additional Tax Information

--------------------------------------------------------------------------------

      We wish to advise you as to the federal tax status of distributions paid by the Fund II during its fiscal year ended December 31, 1998.

      During the fiscal year ended December 31, 1998, the Trust paid distributions to common shareholders of $107.74 per share, all of which constituted a liquidating distribution.

      For the purpose of preparing your 1998 annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099 DIV which was mailed to you in January of 1999.

BlackRock Fund Investors II (In Liquidation)
Report of Independent Auditors

The Shareholders and Board of Trustees of
BlackRock Fund Investors II:

We have audited the accompanying statement of assets and liabilities of BlackRock Fund Investors II (In Liquidation) as of December 31, 1998 and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997, and the statements of financial highlights for the years ended December 31, 1998, 1997 and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BlackRock Fund Investors II as of December 31, 1998 and the results of its operations and its cash flows for the year then ended, the changes in its net assets for the years ended December 31, 1998 and 1997, and its financial highlights for the years ended December 31, 1998, 1997 and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995 in conformity with generally accepted accounting principles.

As explained in Note 1, the financial statements include investments valued at $34,740,904 (99.9% of net assets), whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


New York, New York
February 23, 1999

Trustees

Laurence D. Fink, Chairman
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Thomas Ruggels
Kendrick R. Wilson, II

Officers

Ralph L. Schlosstein, President
Wesley R. Edens, Chief Operating Officer
Robert I. Kauffman, Managing Director
Randal A. Nardone, Managing Director and Assistant Secretary
Erik P. Nygaard, Managing Director
Henry Gabbay, Treasurer
Susan L. Wagner, Secretary
James Kong, Assistant Treasurer

Master Administrator

BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA 02171

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1431

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BlackRock Fund Investors II
Two Heritage Drive
North Quincy, MA 02171

BlackRock Fund Investors III
(In Liquidation)
--------------------------------------------------------------------------------
Annual Report
December 31, 1998

BlackRock Fund Investors III (In Liquidation)
Statement of Assets and Liabilities
December 31, 1998

--------------------------------------------------------------------------------

Assets

Investment in BlackRock Asset Investors, at estimated
  fair value (cost $85,191,904) (Notes 1 and 3)                    $ 78,854,979

Cash                                                                    157,459
Notes receivable (Note 4)                                               107,500
Interest receivable from BAI preferred shares                            27,524
Other assets                                                              5,788
                                                                   ------------

  Total assets                                                       79,153,250
                                                                   ------------
Liabilities

Notes payable (Note 4)                                                  107,500
Other accrued expenses                                                  155,080
                                                                   ------------
  Total liabilities                                                     262,580
                                                                   ------------
Net Assets                                                         $ 78,890,670
                                                                   ============

Net assets were comprised of:
  Shares of beneficial interest, at par (Note 5)                   $      3,354
  Paid-in capital in excess of par                                   85,224,241
                                                                   ------------
                                                                     85,227,595
  Net unrealized depreciation on investments                         (6,336,925)
                                                                   ------------
  Total net assets                                                 $ 78,890,670
                                                                   ============

Net asset value per share                                          $     235.21
                                                                   ============

Total shares outstanding at end of year                              335,401.95
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors III (In Liquidation)
Statement of Operations
For the Year Ended December 31, 1998

--------------------------------------------------------------------------------

Net Investment Income

Income
  Interest (net of interest expense of $8,338)                      $    36,258
  Dividend income                                                     6,641,355
                                                                    -----------

  Total income                                                        6,677,613
                                                                    -----------
Expenses
  Directors                                                              99,430
  Deferred organization expenses                                         76,060
  Professional services                                                  27,500
  Transfer Agent                                                          7,390
  Miscellaneous                                                          17,290
                                                                    -----------

    Total expenses                                                      227,670
                                                                    -----------
  Net investment income                                               6,449,943
                                                                    -----------
Unrealized Loss on Investments (Note 3)

Net change in unrealized depreciation on investments                   (782,223)
                                                                    -----------


Net Increase In Net Assets
  Resulting from Operations                                         $ 5,667,720
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors III (In Liquidation)
Statement of Cash Flows
For the Year Ended December 31, 1998

--------------------------------------------------------------------------------

Increase (Decrease) in Cash

Cash flows provided by operating activities:
  Dividends and interest received                                  $  6,679,883
  Expenses paid                                                        (115,753)
                                                                   ------------

  Net cash flows provided by operating activities                     6,564,130
                                                                   ------------

Cash flows used for financing activities:
  Distributions received                                             31,286,710
  Distributions to shareholders                                     (37,695,563)
                                                                   ------------
  Net cash flows used for financing activities                       (6,408,853)
                                                                   ------------

Net increase in cash                                                    155,277

Cash beginning of year                                                    2,182
                                                                    -----------
Cash end of year                                                   $    157,459
                                                                   ============

Reconciliation of Net Increase in Net
  Assets Resulting from Operations
  to Net Cash Flows Provided by
  Operating Activities

Net increase in net assets resulting from operations               $  5,667,720
                                                                   ------------

Increase in unrealized depreciation                                     782,223
Decrease in deferred organization expenses and other assets              69,998
Increase in other accrued expenses                                       44,189
                                                                   ------------

  Total adjustments                                                     896,410
                                                                    -----------
Net cash flows provided by operating activities                    $  6,564,130
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors III (In Liquidation)
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                      For the Year Ended  For the Year Ended
                                                       December 31, 1998   December 31, 1997
                                                         -------------       -------------
Increase (Decrease) in Net Assets

Operations:

  Net investment income                                  $   6,449,943       $  70,709,954
  Net change in unrealized depreciation
    on investments                                            (782,223)         (2,866,995)
                                                         -------------       -------------

  Net increase in net assets resulting
    from operations                                          5,667,720          67,842,959
                                                         -------------       -------------

Dividends and distributions to shareholders from:

  Net investment income                                     (6,449,943)        (70,611,794)
  Return of capital                                        (31,245,620)       (132,949,565)
                                                         -------------       -------------

  Total dividends and distributions to shareholders        (37,695,563)       (203,561,359)
                                                         -------------       -------------

Fund share transactions:

  Proceeds from shares issued                                       --          83,458,947
                                                         -------------       -------------

  Net increase in net assets resulting
    from fund share transactions                                    --          83,458,947
                                                         -------------       -------------

  Net decrease                                             (32,027,843)        (52,259,453)

Net Assets

Beginning of year                                          110,918,513         163,177,966
                                                         -------------       -------------

End of year                                              $  78,890,670       $ 110,918,513
                                                         =============       =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Fund Investors III (In Liquidation)
Statements of Financial Highlights

--------------------------------------------------------------------------------

                                                                                                                   March 29, 1995*
                                               For the Year Ended     For the Year Ended    For the Year Ended        through
                                                December 31, 1998     December 31, 1997     December 31, 1996     December 31, 1995
                                                   -----------           -----------           -----------           -----------
PER SHARE OPERATING
  PERFORMANCE:

Net asset value, beginning of period               $    330.70           $    733.89           $    755.60           $  1,000.00
                                                   -----------           -----------           -----------           -----------
  Net investment income (loss) (a)                       19.23                222.80                236.65                (10.91)
  Net realized and unrealized gain (loss) (a)            (2.33)               (19.07)                34.75               (233.49)
                                                   -----------           -----------           -----------           -----------
  Net increase (decrease) from investment
    operations                                           16.90                203.73                271.40               (244.40)
                                                   -----------           -----------           -----------           -----------

  Less dividends and distributions:
  Net investment income                                 (19.23)              (210.53)              (164.34)                   --
  In excess of net investment income                                              --                 (0.75)                   --
  Net realized gain                                         --                    --                (19.63)                   --
  Return of capital                                     (93.16)              (396.39)              (108.39)                   --
                                                   -----------           -----------           -----------           -----------
                                                       (112.39)              (606.92)              (293.11)                   --
                                                   -----------           -----------           -----------           -----------
Net asset value, end of period                     $    235.21           $    330.70           $    733.89           $    755.60
                                                   ===========           ===========           ===========           ===========

TOTAL INVESTMENT RETURN                                   5.11%                27.76%                53.84%               (24.44)%

RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                              0.23%                 0.08%                 0.16%                 0.85%(b)
Net investment income (loss) (c)                          6.38%                31.07%                30.37%           (0.85)%(b)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                  $   101,109           $   227,550           $    93,437           $    21,529
Portfolio turnover                                          --                    --                    --                    --
Net assets, end of period (in thousands)           $    78,891           $   110,919           $   163,178           $    45,427

--------------------------------------------------------------------------------

*     Commencement of investment operations.

(a)   Calculated based on average shares.

(b)   Annualized.

(c) The ratio of expenses and net investment income to total investor capital commitments of $253,239,514 on an annualized basis is 0.09% and 2.55%, respectively, for the year ended December 31, 1998. The ratio of expenses and net investment income to total investor capital commitments of $253,239,514 on an annualized basis is 0.08% and 27.92%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commitments of $253,239,514 on an annualized basis is 0.06% and 11.21%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment loss to total investor capital commitments of $253,239,514 on an annualized basis is 0.07% and (0.07)%, respectively, for the year ended December 31, 1995.

      Contained above is the audited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Financial Statements.

BlackRock Fund Investors III (In Liquidation)
Notes to Financial Statements

--------------------------------------------------------------------------------

Note 1. Organization and Accounting Policies

      BlackRock Fund Investors III ("Fund III") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund III invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund III. The value of Fund III's investment in BAI reflects Fund III's proportionate interest in the net assets of BAI. The performance of Fund III is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund III's financial statements.

      The Board of Trustees of Fund III ("Trustees") approved a plan of liquidation ("Plan") on September 18, 1997 which was adopted by the stockholders on October 3, 1997 ("Adoption Date"). The plan term runs two years from the Adoption Date. The plan requires the Trustees to oversee the complete and orderly liquidation of Fund III and wind-up the Trust. Any remaining assets and liabilities may be deposited in a voting trust at any time before the end of the Plan Term. The liquidation of Fund III in accordance with the Plan, will result in distributions paid subsequent to the Adoption Date being characterized for tax purposes first as a return of capital until a shareholder's basis is reduced to zero, and then as capital gain. The character of distributions paid subsequent to the Adoption Date are determined in accordance with income tax regulations which may differ from Generally Accepted Accounting Principals

      The following is a summary of significant accounting policies followed by Fund III.

Securities Valuation: Fund III's interest in BAI common shares is valued by Fund III at its proportionate interest in the net asset value of BAI (approximately 45% at December 31, 1998). Fund III also holds 691.56 BAI preferred shares which are valued at cost ($345,780). Valuation of securities by BAI is discussed in
Note 1 of BAI's Notes to Consolidated Financial Statements which are included elsewhere in this report.

      Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.

      In connection with transactions in repurchase agreements, the custodian for Fund III takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Fund III may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund III amortizes premium or accretes discount on securities purchased using the interest method. Dividends and distributions received from BAI are recorded based on the character of the dividend or distribution received.

Taxes: It is Fund III's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

Master Administration, Administration and Other Expenses: Master administration and other expenses are recorded on the accrual basis.

Deferred Organization Expenses: A total of $169,499 was incurred in connection with the organization of Fund III. The amortization of these costs was accelerated in 1998, bringing the balance to zero.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Agreements

      Fund III has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator "). For its services under the Master Administration Agreement, the Master Administrator receives no fees from Fund III.

      Fund III has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). For its services under the Administration Agreement, State Street receives no fees from Fund III.

      Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund III, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund
III. Fund III bear all other costs and expenses.

      Certain trustees of Fund III who are not interested parties are paid a fee, which is split ratably between BAI, Fund III, BlackRock Fund Investors I and BlackRock Fund Investors II, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

Note 3. Portfolio Securities

      For the year ended December 31, 1998, there were no purchases or sales of investment securities, other than short-term investments. The federal income tax basis of the investments at December 31, 1998 was substantially the same as the basis for financial reporting.

Note 4. Notes

      Fund III holds a note with a principal amount of $107,500 from BAI. The note pays interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by Fund III and due on dissolution of BAI.

      Fund III has issued and sold notes in the aggregate principal amount of $107,500 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Fund III.

BlackRock Fund Investors III (In Liquidation)
Additional Tax Information

--------------------------------------------------------------------------------

      We wish to advise you as to the federal tax status of distributions paid by Fund III during its fiscal year ended December 31, 1998.

      During the fiscal year ended December 31, 1998, the Trust paid distributions to common shareholders of $112.39 per share, all of which constituted a liquidating distribution.

      For the purpose of preparing your 1998 annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099 DIV which was mailed to you in January of 1999.

BlackRock Fund Investors III (In Liquidation)
Report of Independent Auditors

The Shareholders and Board of Trustees of
BlackRock Fund Investors III:

We have audited the accompanying statement of assets and liabilities of BlackRock Fund Investors III (In Liquidation) as of December 31, 1998 and the related statements of operations and cash flows for the year then ended, statements of changes in net assets for the years ended December 31, 1998 and 1997, and the statements of financial highlights for the years ended December 31, 1998, 1997 and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BlackRock Fund Investors III as of December 31, 1998 and the results of its operations and its cash flows for the year then ended, the changes in its net assets for the years ended December 31, 1998 and 1997, and its financial highlights for the years ended December 31, 1998, 1997 and 1996 and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995 in conformity with generally accepted accounting principles.

As explained in Note 1, the financial statements include investments valued at $78,854,979 (99.9% of net assets), whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


New York, New York
February 23, 1999

Trustees

Laurence D. Fink, Chairman
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Thomas Ruggels
Kendrick R. Wilson, III

Officers

Ralph L. Schlosstein, President
Wesley R. Edens, Chief Operating Officer
Robert I. Kauffman, Managing Director
Randal A. Nardone, Managing Director and Assistant Secretary
Erik P. Nygaard, Managing Director
Henry Gabbay, Treasurer
Susan L. Wagner, Secretary
James Kong, Assistant Treasurer

Master Administrator

BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA 02171

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1431

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BlackRock Fund Investors III
Two Heritage Drive
North Quincy, MA 02171